Toreador International Fund
FUND SUMMARY
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Toreador International Fund		Investor Shares	Institutional Shares	Class C Shares
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	[1]	none	none	2.00%
Redemption Fee as a % of amount redeemed, (if applicable)	[2]	1.00%	1.00%	none
[1]	This deferred sales charge applies to Class C Shares sold within two years of purchase.
[2]	This redemption charge applies to shares redeemed within 90 days of purchase and is retained by the Fund to defray expenses created by short-term investments in the Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Toreador International Fund		Investor Shares	Institutional Shares	Class C Shares
Advisory Fee		1.15%	1.15%	1.15%
Distribution (12b-1) and Service Fees		0.25%	none	1.00%
Other Expenses		2.13%	2.13%	2.13%
Total Annual Fund Operating Expenses	[1]	3.53%	3.28%	4.28%
Less Fee Waivers and/or Expense Reimbursements	[1]	(1.53%)	(1.53%)	(1.53%)
Net Expenses	[1]	2.00%	1.75%	2.75%
[1]	The Adviser has contractually agreed to reduce fees and reimburse expenses until December 31, 2014 in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.00%, 1.75% and 2.75% of the Fund's Investor Class, Institutional Class and C Class shares' average daily net assets, respectively. As a result of the Advisor and the related advisory contract being approved by the shareholders on December 27, 2012, the Total Annual Fund Operating Expenses in this table reflect the new fees and are different from those in the Financial Highlights section of this Prospectus.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Toreador International Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	203	941	1,701	3,700
Institutional Shares	178	867	1,580	3,472
Class C Shares	478	1,160	2,054	4,347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224.42% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located outside the United States. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The foreign securities the Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that represent ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). ETFs, generally, are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940, as amended (the "1940 Act").

In selecting securities for the Fund, Toreador Research & Trading, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation and gross domestic product growth.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company's management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Principal Risks

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk – The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Foreign Investing – The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Emerging and Developing Markets – The Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general. In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts – In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Investment Companies and ETFs – The Fund may invest a portion of its assets in other investment companies, including ETFs. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which may result in a loss.

Non-Diversification Risk – The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Performance Information

The Fund began operations on October 1, 1998 as the Third Millennium Russia Fund (the "Predecessor Fund"). On August 2, 2012, the Board of Directors of the Fund approved a new Interim Investment Advisory Agreement between the Company, on behalf of the Fund, and the Adviser. On October 10, 2012 the Fund’s name and investment policies were changed and on December 27, 2012, shareholders approved the new investment advisory agreement between the Company, on behalf of the Fund, and the Adviser. Therefore, performance information for the Predecessor Fund is not shown.

The following bar chart shows the Fund’s annual returns for the Investor shares of the Fund as of December 31, 2013. The performance of the Fund’s Institutional shares and Class C shares would differ from the Institutional shares returns shown in the bar chart because the expenses of the Classes differ.

Year-By-Year Annual Returns Annual Returns, Investor Class Shares

During the period shown, the highest quarterly return was 11.55% (quarter ended September 30, 2013) and the lowest quarterly return was 0.07% (quarter ended June 30, 2013).
Average Annual Returns for Periods Ended December 31, 2013

The table below shows how average annual total returns of the Fund’s classes compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Toreador International Fund	1 Year	Since Inception	Inception Date
Investor Shares	25.63%	26.13%	Dec. 27, 2012
Investor Shares Return After-Taxes on Distributions	25.63%	26.13%	Dec. 27, 2012
Investor Shares Return After-Taxes on Distributions and Sale of Fund Shares	15.48%	19.92%	Dec. 27, 2012
Institutional Shares	25.90%	26.35%	Dec. 27, 2012
Class C Shares	24.86%	25.19%	Dec. 27, 2012
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	19.00%	18.78%	Dec. 27, 2012